Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Tax [Textual]
Net operating loss carry forwards	$ 4.2
Statutory rate	34.00%	34.00%
Changes in valuation allowance	$ 4.4	$ 3.1
Federal and state net operating loss carryforward	$ 1.3
Effective income tax rate, Foreign	10.00%
Foreign net operating loss carryforwards	$ 14.1
Income tax benefits reconciliation	Company has recognized the largest amount of tax benefit with a greater than 50 percent
US Federal [Member]
Income Tax [Textual]
Expiration date	Sep. 30, 2019
Foreign [Member]
Income Tax [Textual]
Expiration date	Sep. 30, 2019